INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Income before Income Taxes
U.S. and foreign (loss) earnings from continuing operations before income taxes and noncontrolling interests are as follows:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
U.S.	$77,412	$(776,331)	$304,349
Foreign	1,764	14,556	1,135
Total	$79,176	$(761,775)	$305,484

Schedule of Components of Income Tax Provision (Benefit)
The components of the income tax provision (benefit) are as follows:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Current income tax provision:
Federal	$1,872	$1,846	$1,280
State	3,513	4,413	5,311
Foreign	1,947	6,420	1,645
Current income tax provision	7,332	12,679	8,236

Deferred income tax provision (benefit):
Federal	13,744	(140,350)	54,498
State	6,842	(22,158)	10,037
Foreign	161	(112)	50
Deferred income tax provision (benefit)	20,747	(162,620)	64,585
Income tax provision (benefit)	$28,079	$(149,941)	$72,821

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the income tax (benefit) provision to the amounts computed by applying the statutory federal income tax rate to earnings from continuing operations before income taxes is shown as follows:

	Year Ended December 31,
	2025		2024		2023
	Amount	Percent	Amount	Percent	Amount	Percent
	(Dollars in thousands)
Income tax provision (benefit) at the federal statutory rate	$16,627	21.0%	$(159,973)	21.0%	$64,152	21.0%
State and local income taxes, net of effect of federal tax benefit(a)	6,720	8.5	(11,420)	1.5	3,582	1.2
Foreign tax effects	2,483	3.1	4,796	(0.6)	2,415	0.8
Tax credits:
Research and development credits	(2,463)	(3.1)	(4,692)	0.6	(3,224)	(1.1)
Other	(361)	(0.4)	(1,039)	0.1	—	—
Change in valuation allowances	(2,761)	(3.5)	(4,940)	0.6	(41)	0.0
Non-taxable or non-deductible items:
Excess tax benefits of stock-based compensation	(2,746)	(3.5)	(1,163)	0.2	(1,953)	(0.6)
Non-deductible transaction costs	1,121	1.4	533	(0.1)	—	—
Non-deductible executive compensation	373	0.5	8,170	(1.1)	6,869	2.2
Non-deductible goodwill in the sale of Mosaic	—	—	17,865	(2.3)	—	—
Other	2,947	3.7	2,414	(0.3)	1,439	0.5
Other adjustments:
Deferred tax adjustments	6,778	8.6	954	(0.1)	248	0.1
Other	(639)	(0.8)	(1,446)	0.2	(666)	(0.3)
Income tax provision (benefit)	$28,079	35.5%	$(149,941)	19.7%	$72,821	23.8%
_____________________
(a)    State and local taxes in New York City, New York and Iowa for the year ended December 31, 2025, California and New York for the year ended December 31, 2024 and California and New York City for the year ended December 31, 2023 made up the majority (greater than 50%) of the tax effect in this category.

Schedule of Deferred Tax Assets and Liabilities
The tax effects of cumulative temporary differences that give rise to significant deferred tax assets and deferred tax liabilities are presented below. The valuation allowance relates to deferred tax assets for which it is more likely than not that the tax benefit will not be realized.

	December 31,
	2025	2024
	(In thousands)
Deferred tax assets:
Net operating loss carryforwards	$239,044	$193,884
Capitalized research and development expenditures	62,931	58,713
Long-term lease liabilities	45,244	82,645
Tax credit carryforwards	43,814	37,699
Accrued expenses	23,066	38,015
Stock-based compensation	13,814	33,626
Other	49,959	36,986
Total deferred tax assets	477,872	481,568
Less: valuation allowance	(59,867)	(61,604)
Total deferred tax assets, net of valuation allowance	418,005	419,964

Deferred tax liabilities:
Investment in MGM	(255,893)	(225,223)
Investment in subsidiaries	(222,412)	(218,658)
Intangible assets, net of accumulated amortization	(83,017)	(88,758)
ROU assets	(37,000)	(52,099)
Other	(26,930)	(37,911)
Total deferred tax liabilities	(625,252)	(622,649)
Net deferred tax liabilities	$(207,247)	$(202,685)

Schedule of Cash Flow, Supplemental Disclosures
A summary of income taxes paid, net of refunds, is as follows:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Federal	$3,178	$100	$93
State	1,736	2,788	6,924
Foreign	4,773	6,924	2,484
Total	$9,687	$9,812	$9,501
Income taxes paid, net of refunds, exceeded five percent of total income taxes paid, net of refunds, in the following jurisdictions:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Federal	$3,178	*	*

State:
California	$(618)	*	$654
Illinois	*	*	$1,262
New York	*	*	$960
Pennsylvania	$501	*	$622
Tennessee	*	$810	*
Texas	$831	$724	*

Foreign:
Austria	$3,044	$5,070	*
Germany	$1	*	*
India	$674	$795	$648
* Jurisdiction below the threshold for the period presented.

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Cash paid during the year for interest, net(f)	$115,584	$131,235	$136,797
(f)     The years ended December 31, 2025, 2024 and 2023 include receipts of $1.7 million, $5.0 million and $3.2 million, respectively, related to the Interest Rate Swaps.

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amount of unrecognized tax benefits, including penalties but excluding interest, is as follows:

	Year Ended December 31,
	2025	2024	2023
	(In thousands)
Balance at January 1	$10,712	$8,667	$7,787
Additions for tax positions related to the current year	1,672	2,184	2,687
Settlements	—	—	(2,069)
Additions for tax positions of prior years	37	10	614
Reductions for tax positions of prior years	(34)	(149)	(352)
Expiration of statutes	(283)	—	—
Balance at December 31	$12,104	$10,712	$8,667